Amount Due from A Related Company (Details) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2023	Sep. 30, 2023
Zhong Yuan Nervonic Acid Bio Technology Co. [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due from related parties	$ 156,826	$ 154,106